JPMorgan Global Select Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
China — 2.4%
Tencent Holdings Ltd.	1,526,600	106,880,685
Yum China Holdings, Inc.	1,293,424	60,377,032
		167,257,717
Denmark — 0.6%
Novo Nordisk A/S, Class B	908,562	42,255,406
France — 4.5%
Airbus SE	85,196	17,129,095
Cie Generale des Etablissements Michelin SCA	1,743,325	62,021,416
LVMH Moet Hennessy Louis Vuitton SE	171,516	92,071,859
Pernod Ricard SA	474,419	48,755,489
Safran SA	305,647	100,787,536
		320,765,395
Germany — 3.7%
Deutsche Boerse AG	141,141	40,844,430
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	209,005	136,829,520
Siemens AG (Registered)	346,560	88,270,000
		265,943,950
Hong Kong — 1.4%
AIA Group Ltd.	5,387,400	50,233,045
Hong Kong Exchanges & Clearing Ltd.	926,300	50,130,256
		100,363,301
Japan — 4.2%
Disco Corp.	40,800	12,057,490
Hoya Corp.	51,900	6,547,849
Japan Exchange Group, Inc.	3,875,100	37,868,962
Keyence Corp.	195,400	70,682,327
Mitsubishi UFJ Financial Group, Inc.	4,827,200	66,532,180
Shin-Etsu Chemical Co. Ltd.	1,558,400	44,845,949
Sony Group Corp.	2,562,800	61,643,841
		300,178,598
Netherlands — 2.1%
ASML Holding NV	110,309	76,452,262
Heineken NV	626,593	49,182,374
NXP Semiconductors NV	113,217	24,202,398
		149,837,034
Singapore — 0.6%
DBS Group Holdings Ltd.	1,195,720	43,888,290
Sweden — 2.2%
Atlas Copco AB, Class A	3,179,471	48,418,215
Volvo AB, Class B	3,733,180	107,216,195
		155,634,410
Switzerland — 0.7%
UBS Group AG (Registered)	1,288,221	47,875,474

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	139,345	33,668,539
Taiwan Semiconductor Manufacturing Co. Ltd.	2,206,000	84,929,428
		118,597,967
United Kingdom — 1.3%
AstraZeneca plc	574,071	83,752,177
Diageo plc	309,735	7,507,221
		91,259,398
United States — 74.4%
3M Co.	379,024	56,557,961
Abbott Laboratories	457,979	57,792,370
AbbVie, Inc.	501,667	94,825,096
Amazon.com, Inc. *	1,645,261	385,172,053
American Tower Corp., REIT	291,347	60,713,801
Analog Devices, Inc.	170,743	38,354,000
Apple, Inc.	1,196,279	248,311,632
Arthur J Gallagher & Co.	118,833	34,134,779
AT&T, Inc.	2,341,209	64,172,539
Baker Hughes Co.	2,419,698	109,007,395
Bank of America Corp.	2,801,972	132,449,217
Bristol-Myers Squibb Co.	1,401,654	60,705,635
Charles Schwab Corp. (The)	1,445,233	141,242,621
Chipotle Mexican Grill, Inc., Class A *	1,299,830	55,736,710
CME Group, Inc.	642,729	178,858,626
Danaher Corp.	107,509	21,196,475
Dominion Energy, Inc.	1,018,129	59,509,640
Eaton Corp. plc	151,662	58,347,405
Emerson Electric Co.	414,755	60,351,000
Exxon Mobil Corp.	1,482,450	165,500,718
Fidelity National Information Services, Inc.	1,583,046	125,709,683
Howmet Aerospace, Inc.	320,740	57,659,430
Johnson & Johnson	1,204,034	198,352,561
Keurig Dr Pepper, Inc.	2,231,574	72,860,891
Linde plc	73,336	33,753,627
Lowe's Cos., Inc.	422,530	94,465,032
Marriott International, Inc., Class A	260,017	68,600,285
Mastercard, Inc., Class A	24,073	13,636,632
McDonald's Corp.	294,060	88,238,584
Meta Platforms, Inc., Class A	482,801	373,417,606
Microsoft Corp.	1,064,790	568,065,465
Morgan Stanley	464,109	66,116,968
NextEra Energy, Inc.	766,434	54,462,800
NVIDIA Corp.	2,367,381	421,086,059
Oracle Corp.	68,371	17,350,509
Otis Worldwide Corp.	280,058	23,998,170
Ross Stores, Inc.	599,315	81,830,470
Salesforce, Inc.	322,237	83,243,484
Sanofi SA	300,501	26,976,201

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Southern Co. (The)	1,629,935	153,996,259
Tesla, Inc. *	182,611	56,293,493
Trane Technologies plc	236,027	103,398,708
UnitedHealth Group, Inc.	140,232	34,996,298
US Bancorp	969,197	43,575,097
Walt Disney Co. (The)	1,554,413	185,146,132
Wells Fargo & Co.	1,205,248	97,179,146
Yum! Brands, Inc.	387,224	55,818,340
		5,283,167,603
Total Common Stocks (Cost $6,292,141,712)		7,087,024,543
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (a) (b) (Cost $25,844,671)	25,842,384	25,844,969
Total Investments — 100.2% (Cost $6,317,986,383)		7,112,869,512
Liabilities in Excess of Other Assets — (0.2)%		(12,224,477)
NET ASSETS — 100.0%		7,100,645,035

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	9.7%
Software	9.4
Capital Markets	7.9
Interactive Media & Services	6.7
Pharmaceuticals	5.8
Broadline Retail	5.4
Banks	5.4
Hotels, Restaurants & Leisure	4.6
Technology Hardware, Storage & Peripherals	3.5
Insurance	3.1
Electric Utilities	2.9
Entertainment	2.6
Machinery	2.5
Beverages	2.5
Specialty Retail	2.5
Aerospace & Defense	2.5
Oil, Gas & Consumable Fuels	2.3
Industrial Conglomerates	2.0
Financial Services	2.0
Electrical Equipment	1.7
Energy Equipment & Services	1.5
Building Products	1.5
Biotechnology	1.3
Textiles, Apparel & Luxury Goods	1.3
Chemicals	1.1
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	6.9
Short-Term Investments	0.4

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$60,377,032	$106,880,685	$—	$167,257,717
Denmark	—	42,255,406	—	42,255,406
France	—	320,765,395	—	320,765,395
Germany	—	265,943,950	—	265,943,950
Hong Kong	—	100,363,301	—	100,363,301
Japan	—	300,178,598	—	300,178,598
Netherlands	24,202,398	125,634,636	—	149,837,034
Singapore	—	43,888,290	—	43,888,290

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Sweden	$—	$155,634,410	$—	$155,634,410
Switzerland	—	47,875,474	—	47,875,474
Taiwan	33,668,539	84,929,428	—	118,597,967
United Kingdom	—	91,259,398	—	91,259,398
United States	5,256,191,402	26,976,201	—	5,283,167,603
Total Common Stocks	5,374,439,371	1,712,585,172	—	7,087,024,543
Short-Term Investments
Investment Companies	25,844,969	—	—	25,844,969
Total Investments in Securities	$5,400,284,340	$1,712,585,172	$—	$7,112,869,512
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (a) (b)	$58,736,568	$1,075,684,199	$1,108,560,760	$(12,956)	$(2,082)	$25,844,969	25,842,384	$2,174,643	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	—	135,621,126	135,621,126	—	—	—	—	202,563	—
Total	$58,736,568	$1,211,305,325	$1,244,181,886	$(12,956)	$(2,082)	$25,844,969		$2,377,206	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.